STATEMENTS OF FINANCIAL POSITION - CAD ($)	Jan. 31, 2026	Jul. 31, 2025
Current assets
Cash	$ 3,613,085	$ 3,076,972
Amounts receivable and other assets	88,456	86,239
Total Current assets	3,701,541	3,163,211
Non-current assets
Mineral property interests	1,044,350	1,021,350
Right-of-use asset	2,474	7,421
Total assets	4,748,365	4,191,982
Current liabilities
Amounts payable and other liabilities	121,328	266,815
Due to related parties	22,099	4,459
Flow-through shares premium liability	23,247	0
Lease liability	3,492	10,169
Total liabilities	170,166	281,443
Shareholders' equity
Share capital	39,107,588	37,607,312
Reserves	1,863,400	1,850,142
Accumulated deficit	(36,392,789)	(35,546,915)
Total shareholders' equity	4,578,199	3,910,539
Total liabilities and shareholders' equity	$ 4,748,365	$ 4,191,982